Annual Operating Expenses {- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund Retail PRO-08 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Retail Class
Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.62%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.79%